Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Trade and other payables [abstract]
Payables to contractors and equipment suppliers	¥ 73,046		¥ 63,390
Payables to telecommunications products suppliers	3,779		5,096
Customer/contractor deposits	5,723		5,771
Repair and maintenance expense payables	5,261		5,129
Salary and welfare payables	12,248		7,249
Interest payable	115		101
Amounts due to technical support services and other service providers/content providers	4,852		3,988
VAT received from customer in advance	2,746		3,052
Accrued expenses	17,186		16,486
Others	9,481		7,263
Accounts payables and accrued liabilities	¥ 134,437	$ 20,603	¥ 117,525	¥ 125,260